SHARE CAPITAL	6 Months Ended
Jun. 30, 2012
SHARE CAPITAL [Abstract]
SHARE CAPITAL
NOTE 10	-	SHARE CAPITAL

A.	Description of the rights attached to the Shares in the Company

Each share of Common Stock entitles the holder to one vote, either in person or by proxy, at meetings of stockholders. The holders are not permitted to vote their shares cumulatively. Accordingly, the stockholders of the Company's Common Stock who hold, in the aggregate, more than fifty percent of the total voting rights can elect all of the directors and, in such event, the holders of the remaining minority shares will not be able to elect any of such directors. The vote of the holders of a majority of the issued and outstanding shares of Common Stock entitled to vote thereon is sufficient to authorize, affirm, ratify or consent to such act or action, except as otherwise provided by law.

B.	Stock-based compensation

1.	Grants to non-employees

a.
During 2005, Integrity Israel granted to three consultants an aggregate sum of 144,250 of its ordinary shares of NIS 0.01 par value as consideration for consulting services. The compensation expense was recorded as an expense over the consulting service period (varying from 2 months to 2 years).

The non-cash compensation recorded with respect to such grants was US$ 123,625, US$ 229,564 and US$ 175,516 for the years 2007, 2006 and 2005, respectively. The fair value of the shares was based on the recent share price applicable.

Following the merger with Integrity Israel, the shares were replaced with shares of common stock of the Company.

b.
In October 2006, the Company granted options to purchase an aggregate of 45,531 shares, at an exercise price of US$ 4.305 per share, in consideration of investor finders. In November 2008, the Company granted options to purchase an aggregate of 8,989 shares, at an exercise price of US$ 5.517 per share, in consideration of investor finders. The fair value of each grant was based on the most recent share price with respect to the relevant grant date.

Following the merger with Integrity Israel, the options were replaced with options of the Company.

c.	See Note 9C.

2.	Grants to employees

a.
During 2005-2006, Integrity Israel granted to two individuals (an officer and a director), options exercisable into 24,394 options of NIS 0.01 par value of Integrity Israel. The exercise price per share of each option was US$ 3.49 (with respect to 4,486 options) and US$ 3.84 (with respect to 19,908 options). The vesting period was three years with respect to the 4,486 options and two months with respect to the 19,908 options.

The total non-cash compensation recorded with respect to such grants was US$ 45,291, US$ 2,435 and US$ 203 for the years 2007, 2006 and 2005, respectively. The fair value of the grants, which was estimated using Black-Scholes option pricing model, was based, among other factors, on the most recent share price with respect to the relevant grant date.

Following the merger with Integrity Israel, the options were replaced with options of the Company.

b.
In August 2007, Integrity Israel's Board of Directors ("Integrity Israel's Board") approved a stock option plan ("Integrity Israel's plan") for the grant, without consideration of options exercisable into ordinary shares of NIS 0.01 par value of Integrity Israel to employees, officers and directors of Integrity Israel. The exercise price and vesting period for each grantee of options was determined by Integrity Israel's Board and specified in such grantee's option agreement. The options were to vest over a period of 1-12 quarters based on each grantee's option agreements. Any option not exercised within 10 years after the date of grant thereof will expire.

In July 2010, following the merger with Integrity Israel, the Company adopted the 2010 Share Incentive Plan (the "2010 Share Incentive Plan"), pursuant to which the Company's Board of Directors is authorized to grant options exercisable into Common Stock of the Company. The Company has reserved 529,555 shares of Common Stock for issuance under the plan. The purpose of the 2010 Share Incentive Plan is to offer an incentive to employees, directors, officers, consultants, advisors, suppliers and any other person or entity whose services are considered valuable to the Company, as well as to replace the Integrity Israel Plan and to replace all options granted in the past by Integrity Israel.

Upon the adoption of the 2010 Share Incentive Plan, all options granted under the Integrity Israel Plan were replaced by options subject to the 2010 Share Incentive Plan on a 1 for 1 basis.

As of June 30, 2012, 109,329 options have been granted to employees and 21,641 options to non-employees (excluding the options granted to related parties - see Notes 16A and 16B). All options granted in the Integrity Israel Plan were replaced with options of the Company and are subject to the 2010 Share Incentive Plan. The non-cash compensation relating to options granted to employees and directors was US$ 8,201 and US$ 320 during the six month periods ended June 30, 2012 and 2011, respectively, and US$ 320, US$ 14,575 and US$ 12,171 during the years ended December 31, 2011, 2010 and 2009, respectively.

As of June 30, 2012, there are 167,843 shares available for future grants under the 2010 Share Incentive Plan.

As of June 30, 2012, there were approximately US$ 181,610 of total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the grants. This amount, which relate to the grants described in Note 16A and B, is expected to be recognized in the second half of the 2012 and the 2013 fiscal year.

The following tables present a summary of the status of the grants to employees, officers and directors as of June 30, 2012 and December 31, 2011, 2010 and 2009, respectively:

	Number	Weighted average exercise price (US$)
Six month period ended June 30, 2012 (unaudited)
Balance outstanding at beginning of period	454,354	5.44
Granted	17,500	6.25
Exercised	-	-
Forfeited	-	-
Balance outstanding at end of the period	471,854	5.47
Balance exercisable at the end of the period	113,342	2.99

	Number	Weighted average exercise price (US$)
Year ended December 31, 2011
Balance outstanding at beginning of year	428,367	5.37
Granted (*)	29,315	6.25
Exercised	-	-
Forfeited	(3,328)	3.84
Balance outstanding at end of the year	454,354	5.44
Balance exercisable at the end of the year	110,142	2.9

(*)
Represents the additional number of options, as of the date indicated, that was required to be issued to Messrs. Gal and Malka following the completion of the Offering, the number of which was finalized in August 2011 upon the completion of the Offering. See Note 16 for a discussion regarding the total number of options to be issued to related parties in connection with the Offering.

	Number	Weighted average exercise price (US$)
Year ended December 31, 2010
Balance outstanding at beginning of year	109,197	2.81
Granted (*)	314,897	6.25
Granted	4,273	6.02
Exercised	-	-
Forfeited	-	-
Balance outstanding at end of the year	428,367	5.37
Balance exercisable at the end of the year	109,197	2.81

(*)
Represents the additional number of options, as of the date indicated, that was required to be issued to Messrs. Gal and Malka following the completion of the Offering, the number of which was finalized in August 2011 upon the completion of the Offering. See Note 16 for a discussion regarding the total number of options to be issued to related parties in connection with the Offering.

	Number	Weighted average exercise price (US$)
Year ended December 31, 2009
Balance outstanding at beginning of year	106,213	2.73
Granted	2,984	5.52
Exercised	-	-
Forfeited	-	-
Balance outstanding at end of the year	109,197	2.81
Balance exercisable at the end of the year	106,213	2.73

The aggregate intrinsic value of the awards exercisable as of June 30, 2012, December 31, 2011 and 2010 is US$ 368,926, US$ 368,926 and US$ 375,638, respectively. The aggregate intrinsic value of the awards outstanding as of June 30, 2012, December 31, 2011 and 2010 is US$ 368,926, US$ 368,926 and US$ 376,963, respectively. This amount represents the total intrinsic value, based on management's estimate of the Company's stock price of US$ 6.25 as of June 30, 2012, December 31, 2011 and December 31, 2010, respectively, less the weighted exercise price. Such calculation represents the total potential amount received by the option holders, had all the option holders exercised their options on each of those dates.

The following tables summarize information about options outstanding at June 30, 2012 and December 31, 2011 and 2010, respectively:

(Unaudited)
Exercise prices	Outstanding at June 30, 2012		Weighted average remaining contractual life years	Weighted average exercise price	Exercisable at June 30, 2012	Weighted average exercise price
US$
1.72	46,004		5.1	1.72	46,004	1.72
3.27	30,966		3.4	3.27	30,966	3.27
3.48	4,486		3.4	3.48	4,486	3.48
3.63	4,849		5.1	3.63	4,849	3.63
3.84	16,580		4.5	3.84	16,580	3.84
5.52	2,984		7.1	5.52	2,984	5.52
6.02	4,273		4.6	6.02	4,273	6.02
6.25	344,212	(*)	8.5	-	-	-
6.25	17,500		8.5	6.25	3,200	6.25
	471,854				113,342

(*)
Represents the additional number of options, as of the date indicated, to be issued to Messrs. Gal and Malka following the completion of the Offering, the number of which was finalized in August 2011 upon the completion of the Offering. See Note 16 for a discussion regarding the total number of options to be issued in connection with the Offering.

Exercise prices	Outstanding at December 31, 2011		Weighted average remaining contractual life years	Weighted average exercise price	Exercisable at December 31, 2011	Weighted average exercise price
US$
1.72	46,004		5.6	1.72	46,004	1.72
3.27	30,966		3.9	3.27	30,966	3.27
3.48	4,486		3.9	3.48	4,486	3.48
3.63	4,849		5.6	3.63	4,849	3.63
3.84	16,580		5.0	3.84	16,580	3.84
5.52	2,984		7.6	5.52	2,984	5.52
6.02	4,273		5.1	6.02	4,273	6.02
6.25	344,212	(*)	9.0	-	-	-
	454,354				110,142

(*)
Represents the additional number of options, as of the date indicated, to be issued to Messrs. Gal and Malka following the completion of the Offering, the number of which was finalized in August 2011 upon the completion of the Offering. See Note 16 for a discussion regarding the total number of options to be issued in connection with the Offering.

Exercise prices	Outstanding at December 31, 2010		Weighted average remaining contractual life years	Weighted average exercise price	Exercisable at December 31, 2010	Weighted average exercise price
US$
1.72	46,004		6.6	1.72	46,004	1.72
3.27	30,966		4.9	3.27	30,966	3.27
3.48	4,486		4.9	3.48	4,486	3.48
3.63	4,849		6.6	3.63	4,849	3.63
3.84	19,908		6.0	3.84	19,908	3.84
5.52	2,984		8.6	5.52	1,493	5.52
6.02	4,273		6.12	6.02	1,491	6.02
6.25	314,897	(*)	10.0	-	-	-
	428,367				109,197

(*)
Represents the additional number of options, as of the date indicated, to be issued to Messrs. Gal and Malka following the completion of the Offering, the number of which was finalized in August 2011 upon the completion of the Offering. See Note 16 for a discussion regarding the total number of options to be issued in connection with the Offering.

The fair value of options granted was estimated at the dates of grant using the Black-Scholes option pricing model. The following are the data and assumptions used:

	1-6/2012	2011	2010	2009
Dividend yield (%)	0	0	0	0
Expected volatility (%) (*)	50	50	50	50
Risk free interest rate (%)	2	2	2	2
Expected term of options (years) (**)	3-6	5-6	5-6	5-6
Exercise price (US dollars)	6.25	6.25	6.02/6.25	5.52
Share price (US dollars) (***)	6.25	6.25	6.02/6.25	5.52
Fair value (US dollars)	3.08	3.08	2.81/3.08	1.42

(*)	Due to the fact that the Company was a nonpublic entity until November 2011, the expected volatility was based on the historic volatility of public companies which operate in the same industry sector.

(**)
Due to the fact that the Company does not have sufficient historical exercise data, the expected term was determined based on the "simplified method" in accordance with Staff Accounting Bulletin No. 110.

(***)	The fair value of the share was based on the most recent share prices, as applicable to each grant.

C.	Convertible notes

1.
In April 2010, the Company issued Secured Notes ("Senior Notes") in the aggregate initial principal amount of US$ 999,000 together with rights to acquire Common Stock following the reorganization and merger described in Note 1. The principal amount of the notes, together with any interest accrued but unpaid thereon, and any fees and charges, are referred to collectively as the "Outstanding Amount" of such Senior Notes.

The Senior Notes provided for an interest rate of 9% per annum and were due and payable on the first to occur of (a) the date of the closing of the Company's next Qualified Financing (as defined therein); or (b) August 9, 2010, provided that the holders of Senior Notes were permitted to extend the date in clause (b) by up to 60 days with respect to all of the Senior Notes (the "Maturity Date"). Interest on the Senior Notes was to be paid on the Maturity Date if such interest was not exchanged for Common Stock in the manner described above.

Immediately after the initial closing of the Offering, each purchaser of a Senior Note (a "Senior Note Purchaser") was entitled to receive Common Stock issued and sold at the closing of the Offering in accordance with the following:

(i)
If the Senior Note Purchaser elected to be repaid under its Senior Note in shares of Common Stock in lieu of any cash, such Senior Note Purchaser received the number of shares of Common Stock equal to the quotient obtained by dividing (a) 200% of the unpaid portion of the Outstanding Amount of such Senior Note Purchaser's Senior Note by (b) the offering price per share of the Common Stock, rounded to the nearest whole share; or

(ii)
If the Senior Note Purchaser did not make the election in clause (i) above, such Senior Note Purchaser instead received the number of shares of Common Stock equal to the quotient obtained by dividing (a) 100% of the unpaid portion of the Outstanding Amount of such Senior Note Purchaser's Senior Note by (b) the offering price per share of the Common Stock, rounded to the nearest whole share, in addition to a cash payment equal to the Outstanding Amount of such Senior Note Purchaser's Senior Note pursuant to the terms thereof.

The original amount of the Senior Notes (US$ 999,000), which entitled the holders of the Senior Notes to an either cash or stock settlement at a price per share equal to the fair value of the share that would be determined at the offering, represented stock-settled debt under the provisions of ASC Topic 47-20, "Debt-Debt with Conversion and Other Options". Due to the conversion price, the Company has determined that this component did not provide an active beneficial conversion feature. However, the entitlement of the Senior Note holders to receive a fixed value of Common Stock in an amount equal to 100% of the original amount of the Senior Notes (in addition to the stock settled debt described above), which represented an obligation to issue a variable number of shares under the provisions of ASC Topic 480, "Distinguishing Liabilities from Equity" (totaling US$ 999,000), was recognized as a stock-based interest compensation (which was included among financing expenses, net), over the term of the Senior Notes (April 2010 - August 2010).

On December 16, 2010, the Company completed an initial closing of the Offering, at which the Company issued 87,977 shares of Common Stock to certain holders of Senior Notes, who held an amount of US$ 549,797 (including unpaid interest) and elected to be repaid in shares. The remaining amount of the Senior Notes, US$ 527,396 (including unpaid interest), was settled in cash.

In addition, the Company issued 171,208 shares of Common Stock to the holders of Senior Notes as a repayment of the obligation to issue a variable number of shares. The fair value of the shares (US$ 1,069,244) represented 100% of the original amount of the Senior Notes and interest accumulated up to the Offering date.

The Company issued to the Placement Agent warrants to purchase an aggregate of 25,919 shares of Common Stock with an exercise price of US$ 6.25 and paid the Placement Agent US$ 129,870 in cash (see Note 9C).

2.
In November 2010, Integrity Israel issued Unsecured Junior Promissory Notes ("Junior Notes") in the aggregate initial principal amount of US$ 170,000 (of which US$ 25,000 was received in 2011). The Junior Promissory Notes were substantially similar to the Senior Notes, except that immediately after the initial closing of the Offering, each holder of Junior Promissory Notes was entitled to receive the number of shares of Common Stock equal to the quotient obtained by dividing (i) 200% of the Outstanding Amount of such holder's Junior Promissory Note by (ii) the price per share of the Common Stock in the Offering, rounded to the nearest whole share. The entitlement to receive a fixed value of Common Stock sold at the closing of the Offering in an amount equal to 200% of the original amount of the Junior Notes was recognized as an obligation to issue a variable number of shares under the provisions of ASC Topic 480, "Distinguishing Liabilities from Equity", accordingly an amount equal to 100% of the original amount of the Junior Notes was recognized as stock-based interest compensation (which was included among financing expenses, net) over the term of the Junior Notes (November 2010 - December 2010).

On December 16, 2010, the Company completed an initial closing of the Offering, at which, 54,792 shares of Common Stock were issued to the purchasers of the Junior Promissory Notes pursuant to the terms and in full repayment of such Junior Promissory Notes. The fair value of the shares (US$ 345,100) represented 200% of the original amount of the Senior Notes and interest accumulated up to the Offering date.

The Company issued to the Placement Agent warrants to purchase an aggregate of 5,480 shares of Common Stock with an exercise price of US$ 6.25 and paid the Placement Agent US$ 77,292 in cash (see Note 9C).

D.
On December 16, 2010, the Company completed an initial closing of the Offering at which the Company received an amount of US$ 3,016,250 for 482,600 shares of Common Stock issued to investors in the Offering representing a price per share of US$ 6.25. The Company issued to the Placement Agent warrants to purchase an aggregate of 48,260 shares of Common Stock at the third closing with exercise price of US$ 6.25 and paid the Placement Agent US$ 392,112 in cash (see Note 9C).

E.
On December 30, 2010, the Company completed a second closing of the Offering at which the Company received an amount of US$ 300,000 for 48,000 shares of Common Stock issued to investors in the Offering representing a price per share of US$ 6.25. The Company issued to the Placement Agent warrants to purchase an aggregate of 4,800 shares of Common Stock at the third closing with exercise price of US$ 6.25 and paid the Placement Agent US$ 39,000 in cash (see Note 9C).

F.
On January 31, 2011, the Company completed a third closing of the Offering at which the Company received an amount of US$ 102,000 for 16,320 shares of Common Stock issued to investors in the Offering representing a price per share of US$ 6.25. The Company issued to the Placement Agent warrants to purchase an aggregate of 1,632 shares of Common Stock at the third closing with exercise price of US$ 6.25 and paid the Placement Agent US$ 13,260 in cash (see Note 9C).

G.
On March 31, 2011, the Company completed a fourth closing of the Offering at which the Company received an amount of US$ 567,300 for 90,768 shares of Common Stock issued to investors in the Offering representing a price per share of US$ 6.25. The Company issued to the Placement Agent warrants to purchase an aggregate of 9,077 shares of Common Stock at the fourth closing with exercise price of US$ 6.25 and paid the Placement Agent US$ 73,749 in cash (see Note 9C).

H.
On April 29, 2011, the Company completed a fifth closing of the Offering at which the Company received an amount of US$ 250,000 for 40,000 shares of common stock issued to investors in the Offering representing a price per share of US$ 6.25. The Company issued to the Placement Agent warrants to purchase an aggregate of 4,000 shares of common-stock at the fifth closing with exercise price of US$ 6.25 and paid the Placement Agent US$ 32,500 in cash (see Note 9C).

I.
On May 31, 2011, the Company completed a sixth closing of the Offering at which the Company received an amount of US$ 213,750 for 34,200 shares of common stock issued to investors in the Offering representing a price per share of US$ 6.25. The Company issued to the Placement Agent warrants to purchase an aggregate of 3,420 shares of common-stock at the sixth closing with exercise price of US$ 6.25 and paid the Placement Agent US$ 27,788 in cash (see Note 9C).

J.
On July 29, 2011, the Company completed a seventh closing of the Offering at which the Company received an amount of US$ 1,685,500 for 269,680 shares of Common Stock. The Company issued to the Placement Agent warrants to purchase an aggregate of 26,968 shares of common-stock at the seventh closing with a exercise price of US$ 6.25 and paid the Placement Agent US$ 219,115 in cash (see Note 9C).

K.	Purchasers of the common stock in the Offering are entitled to anti-dilution protection until September 1, 2012 for certain issuances of common stock by the Company for less than US$ 6.25 per share.